WARRANTY LIABILITIES	6 Months Ended
Dec. 31, 2021
WARRANTY LIABILITIES
WARRANTY LIABILITIES
NOTE 6 -    WARRANTY LIABILITIES

	June 30, 2021	December 31, 2021
		(Unaudited)
Total warranty liabilities	$9,551	$9,512
Less: current portion of warranty liabilities	(5,902)	(6,474)
Long-term warranty liabilities	$3,649	$3,038
The following table shows activity in the warranty liabilities for the six months ended December 31, 2020 and 2021:

	Six months ended
	December 31, 2020	December 31, 2021
	(Unaudited)	(Unaudited)
Beginning balance	$10,064	$9,551
Consolidation of subsidiary	—	145
Expense accrued	1,490	1,143
Expense incurred	(1,677)	(1,389)
Translation adjustment	600	62
E nding b alance	$10,477	$9,512